Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 1,156,217
Balance at end of year		1,372,443	$ 1,156,217
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,482,105	1,996,592
Additions		115,210	283,217
Disposals		(5,722)	(18,804)
Deconsolidation	[1]		(771,274)
Reclassification		0	0
Differences in translation reserves		222,663	(7,626)
Balance at end of year		1,814,256	1,482,105
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(325,888)	(281,767)
Additions		63,217	70,012
Disposals		(808)	(6,897)
Deconsolidation	[1]		(18,212)
Differences in translation reserves		53,516	(782)
Balance at end of year		(441,813)	(325,888)
Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,156,217	1,714,825
Balance at end of year		1,372,443	1,156,217
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		104,110	111,329
Additions		1,810	1,902
Disposals		(579)	(448)
Deconsolidation	[1]		(8,083)
Reclassification		0	0
Differences in translation reserves		14,726	(590)
Balance at end of year		120,067	104,110
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(24,001)	(21,732)
Additions		4,323	4,024
Disposals		(577)	(438)
Deconsolidation	[1]		(1,232)
Differences in translation reserves		3,630	(85)
Balance at end of year		(31,377)	(24,001)
Roads, buildings and leasehold improvements [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		80,109	89,597
Balance at end of year		88,690	80,109
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,216,620	1,202,406
Additions		43,560	17,334
Disposals		(144)	(6,459)
Deconsolidation	[1]		0
Reclassification		15,862	9,695
Differences in translation reserves		183,800	(6,356)
Balance at end of year		1,459,698	1,216,620
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(301,477)	(252,981)
Additions		58,886	55,652
Disposals		(22)	(6,459)
Deconsolidation	[1]		0
Differences in translation reserves		49,886	(697)
Balance at end of year		(410,227)	(301,477)
Facilities, machinery and equipment [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		915,143	949,425
Balance at end of year		1,049,471	915,143
Wind turbines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	316,858
Additions		0	1,356
Disposals		0	0
Deconsolidation	[1]		(417,098)
Reclassification		0	98,884
Differences in translation reserves		0	0
Balance at end of year		0	0
Wind turbines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	(6,658)
Additions		0	10,322
Disposals		0	0
Deconsolidation	[1]		(16,980)
Differences in translation reserves		0	0
Balance at end of year		0	0
Wind turbines [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	310,200
Balance at end of year		0	0
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		424	411
Additions		16	13
Disposals		(209)	0
Deconsolidation	[1]		0
Reclassification		0	0
Differences in translation reserves		0	0
Balance at end of year		231	424
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(410)	(396)
Additions		8	14
Disposals		(209)	0
Deconsolidation	[1]		0
Differences in translation reserves		0	0
Balance at end of year		(209)	(410)
Office furniture and equipment [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		14	15
Balance at end of year		22	14
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		80,956	290,370
Additions		54,027	246,872
Disposals		8,183	(8,442)
Deconsolidation	[1]		(338,668)
Reclassification		(15,862)	(108,579)
Differences in translation reserves		15,903	(597)
Balance at end of year		143,207	80,956
Assets under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	0
Additions		0	0
Disposals		0	0
Deconsolidation	[1]		0
Differences in translation reserves		0	0
Balance at end of year		0	0
Assets under construction [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		80,956	290,370
Balance at end of year		143,207	80,956
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		79,995	75,218
Additions		15,797	15,740
Disposals		(12,973)	(3,455)
Deconsolidation	[1]		(7,425)
Reclassification		0
Differences in translation reserves		8,234	(83)
Balance at end of year		91,053	79,995
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	0
Additions		0	0
Disposals		0	0
Deconsolidation	[1]		0
Differences in translation reserves		0	0
Balance at end of year		0	0
Other [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		79,995	75,218
Balance at end of year		$ 91,053	$ 79,995

[1]	Relates to deconsolidation of CPV Renewable. Refer to Note 10 for further information.